Intangible Assets - Additional Information (Detail) - Other intangible assets [member] - Vizag General Cargo Berth Private Limited [member]	12 Months Ended
Mar. 31, 2021 MillionTonnesPerAnnum
Disclosure of detailed information about intangible assets [line items]
Concession period	30 years
Berth capacity	10.18
Percentage of gross revenue as royalty	38.10%